Financial Instruments - Fair values and financial risk management	6 Months Ended
Dec. 31, 2024
Fair Value Disclosure [Abstract]
Financial Instruments - Fair values and financial risk management	Financial Instruments – Fair values and financial risk management
This note explains Vast’s accounting classifications and fair values including its exposure to financial risks and how these risks could affect Vast’s future financial performance. Current year profit or loss information has been included where relevant to add further context.
(a)Accounting classifications and fair values
The following table shows the carrying amounts and fair values of financial liabilities, including the ones accounted for in Reserves, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value.

	December 31,
	2024	2023

	(In thousands of US Dollars)
Warrants liability designated at fair value – Level 1 hierarchy (1)	2,079	2,767
NETC Earnout facility designated at fair value – Level 1 hierarchy (2)	-	22,576
Derivative financial instrument designated at fair value associated with EDF Promissory Note – Level 3 hierarchy (3)	51	950
(1)Refer to note 11 – Warrants liability for key valuation inputs applied to these warrants.
(2)Refer to note 15 – Reserves for key valuation inputs applied to these earnouts. The following table shows the valuation technique used in measuring level 3 fair values for derivative financial instruments measured at fair value:

Type	Valuation technique	Significant unobservable inputs
Financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Monte Carlo simulation	Risk free rate: 3.90% Volatility: 25%
(3)The following table shows the valuation technique used in measuring level 3 fair values for derivative financial instruments measured at fair value associated with EDF Promissory Note as well as significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes call option pricing model	Risk free rate: 4.34% (2023:3.92%) Volatility: 60% (2023: 40%)
A 10% increase in the volatility assumption would result in a change of $0.03 million in fair value of the derivative financial instrument as December 31, 2024 (December 31, 2023: $0.19). A 10% increase in the risk-free rate assumption would not result in a material change in fair value of the derivative financial instrument as of December 31, 2024 and 2023.
Reconciliation of level 3 fair values
The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values.

Movements in derivative financial instruments	(In thousands of US Dollars)
Opening balance as of July 1, 2024	561
Fair value changes recognised as unrealised gain in profit or loss - Embedded derivative associated with EDF Promissory Note	(510)
Closing balance as of December 31, 2024	51
(b)Market risk
(i)Foreign exchange risk
Foreign exchange risk arises when future commercial transactions or recognised assets or liabilities are denominated in a currency that is not Vast’s functional currency i.e. AUD.
Exposure
Vast’s exposure to foreign currency risk at the end of the reporting period, expressed in EUR and USD are as follows:

	December 31, 2024	June 30, 2024

	(In thousands)
Trade payables
EUR	138	94
GBP	16	—
USD	69	62
Amounts recognised in profit or loss and other comprehensive income:
During the year, the following foreign exchange related amounts were recognised in profit or loss:

	Six Months Ended December 31,
	2024	2023

	(In thousands of US Dollars)
Amounts recognised in profit or loss
Unrealised Currency Gain/(Loss)	(11)	58
Realised Currency Gain/(Loss)	(479)	(56)
	(490)	2
Given the limited exposure, Vast manages its foreign exchange risk exposure by monitoring exchange rates at regular intervals before making an informed decision to transact in such currencies.
(c)Credit risk
Credit risk is the risk of financial loss to Vast if a customer or counterparty to a financial instrument fails to meet its contractual obligations arising principally from Vast’s receivables from customers. Credit risk arises from cash and cash equivalents as well as credit exposures from customers, including outstanding receivables. The carrying amount of financial assets represents the maximum credit exposure.
Trade receivables
Vast’s exposure to credit risk is influenced mainly by the individual characteristics of each customer which are primarily government organisation and joint operator. Vast applies IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. Management believes that Vast's overall exposure to credit risk from Trade receivables to not be material.
Cash and cash equivalents
Vast held cash and cash equivalents of $6.9 million and $11.1 million as of December 31, 2024 and June 30, 2024, respectively. The cash and cash equivalents are held with bank and financial institution counterparties, which are rated AA- based on Standard and Poor’s ratings. Management believes that Vast's overall exposure to credit risk from cash and cash equivalents to be not material.
(d)Liquidity risk
Liquidity risk is the risk that Vast will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Vast’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to Vast’s reputation.
Vast’s exposure to Liquidity risk primarily pertains to promissory notes issued to EDF. Coupon interest is payable at the rate of 3% per annum on the principal outstanding while interest accrues daily and is capitalised and payable at maturity (i.e. December 14, 2028).

	As of December 31, 2024
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3-36 months	Beyond 36 months
Promissory Note	6,397	10,928	-	-	10,928
Deferred consideration	(905)	933	-	(933)	-
Trade Payables	(5,785)	5,785	(5,785)	-	-
Warrants liability	(2,079)	2,079	-	(2,079)	-
Lease liabilities	(508)	645	(25)	(442)	(178)
Total non-derivatives	(2,880)	20,370	(5,810)	(3,454)	10,750

	As of June 30, 2024
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3-36 months	Beyond 36 months
Promissory Note - EDF	(5,869)	10,928	-	-	(10,928)
Backstop Agreement - Nabors	(6,953)	6,953	-	(6,953)	-
Deferred consideration	(959)	994	-	(994)	-
Trade Payables	(5,157)	5,157	(5,157)	-	-
Warrants liability	(3,670)	3,670		(3,670)	-
Lease liabilities	(433)	578	(20)	(199)	(359)
Total non-derivatives	(23,040)	28,280	(5,177)	(11,816)	(11,287)
In order to manage its liquidity, whilst the management has secured a level of additional funding, in order to fund the operating cash flows and maintain these minimum liquidity reserve levels, it is likely that additional working capital funding will be required. If Vast is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations and reducing overhead expenses.